EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Oct. 28, 2018
Earnings Per Share [Abstract]
Reconciliation of numerator and denominator used for earnings per common share
The reconciliation of the numerator and denominator used for the computation of basic and diluted income per common share is as follows (in thousands, except per share data):

	Fiscal Year Ended
	October 28, 2018	October 29, 2017	October 30, 2016
Numerator for Basic and Diluted Earnings Per Common Share:
Net income applicable to common shares	$62,694	$54,399	$50,638
Denominator for Basic and Diluted Earnings Per Common Share:
Weighted average basic number of common shares outstanding	66,260	70,629	72,411
Common stock equivalents:
Employee stock options	89	124	446
PSUs and Performance Share Awards	13	25	—
Weighted average diluted number of common shares outstanding	66,362	70,778	72,857

Basic earnings per common share	$0.95	$0.77	$0.70
Diluted earnings per common share	$0.94	$0.77	$0.70

Incentive Plan securities excluded from dilution(1)	1	0	195

(1)	Represents securities not included in the computation of diluted earnings per common share because their effect would have been anti-dilutive.